Statements of Operations Recast for Discontinued Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 1,861,386	$ 2,027,614	$ 2,145,958	$ 1,838,209	$ 1,735,448	$ 1,792,147	$ 1,618,049	$ 1,447,263	$ 1,554,118	$ 3,573,657	$ 3,001,381	$ 5,719,615	$ 4,619,430	$ 7,747,229	$ 6,411,577
Cost of services (including depreciation)	1,623,480	1,715,986	1,809,055	1,574,000	1,479,394	1,502,791	1,362,172	1,223,377	1,336,304	3,053,394	2,559,681	4,862,449	3,921,853	6,578,435	5,424,644
Gross profit	237,906	311,628	336,903	264,209	256,054	289,356	255,877	223,886	217,814	520,263	441,700	857,166	697,577	1,168,794	986,933
Selling, general and administrative expenses	145,463	204,884	196,494	135,210	168,889	139,035	120,966	115,163	109,905	304,099	225,068	500,593	346,034	705,477	485,069
Amortization of intangible assets	8,293	9,097	9,125	8,202	7,833	9,697	6,613	4,667	4,888	16,035	9,555	25,160	16,168	34,257	25,865
Operating income	84,150	97,647	131,284	120,797	79,332	140,624	128,298	104,056	103,021	200,129	207,077	331,413	335,375	429,060	475,999
Interest expense	(1,400)	(1,334)	(1,321)	(1,128)	(982)	(1,188)	(475)	(503)	(502)	(2,110)	(1,005)	(3,431)	(1,480)	(4,765)	(2,668)
Interest income	453	695	900	599	1,542	1,150	1,139	568	521	2,141	1,089	3,041	2,228	3,736	3,378
Equity in earnings (losses) of unconsolidated affiliates, including gain on sale of investment				(332)		112,744				(332)		(332)		(332)	112,744
Other income (expense), net	(212)	(465)	(378)	(901)	644	558	(825)	(352)	(514)	(257)	(866)	(635)	(1,691)	(1,100)	(1,133)
Income from continuing operations before income taxes	82,991	96,543	130,485	119,035	80,536	253,888	128,137	103,769	102,526	199,571	206,295	330,056	334,432	426,599	588,320
Provision for income taxes	30,601	31,738	37,195	41,220	28,854	86,967	37,724	36,796	35,388	70,074	72,184	107,269	109,908	139,007	196,875
Net income from continuing operations	52,390	64,805	93,290	77,815	51,682	166,921	90,413	66,973	67,138	129,497	134,111	222,787	224,524	287,592	391,445
Net income from discontinued operations	5,795	6,170	6,725	7,629	6,966	4,396	7,996	7,753	9,719	14,595	17,472	21,320	25,468	27,490	29,864
Net income	58,185	70,975	100,015	85,444	58,648	171,317	98,409	74,726	76,857	144,092	151,583	244,107	249,992	315,082	421,309
Less: Net income attributable to non-controlling interests	4,701	4,399	5,367	4,362	4,240	4,620	5,503	4,489	4,776	8,602	9,265	13,969	14,768	18,368	19,388
Net income attributable to common stock	53,484	66,576	94,648	81,082	54,408	166,697	92,906	70,237	72,081	135,490	142,318	230,138	235,224	296,714	401,921
Amounts attributable to common stock:
Net income from continuing operations	47,689	60,406	87,923	73,453	47,442	162,301	84,910	62,484	62,362	120,895	124,846	208,818	209,756	269,224	372,057
Net income (loss) from discontinued operations	5,795	6,170	6,725	7,629	6,966	4,396	7,996	7,753	9,719	14,595	17,472	21,320	25,468	27,490	29,864
Net income attributable to common stock	$ 53,484	$ 66,576	$ 94,648	$ 81,082	$ 54,408	$ 166,697	$ 92,906	$ 70,237	$ 72,081	$ 135,490	$ 142,318	$ 230,138	$ 235,224	$ 296,714	$ 401,921
Earnings (loss) per share attributable to common stock - basic:
Continuing operations	$ 0.22	$ 0.27	$ 0.40	$ 0.33	$ 0.22	$ 0.75	$ 0.39	$ 0.30	$ 0.29	$ 0.55	$ 0.59	$ 0.95	$ 0.98	$ 1.22	$ 1.73
Discontinued operations	0.03	0.03	0.03	0.04	0.03	0.02	0.04	0.03	0.05	0.07	0.08	0.10	0.12	0.13	0.14
Net income attributable to common stock	0.25	0.30	0.43	0.37	0.25	0.77	0.43	0.33	0.34	0.62	0.67	1.05	1.10	1.35	1.87
Earnings (loss) per share attributable to common stock - diluted
Continuing operations	0.22	0.27	0.40	0.33	0.22	0.75	0.39	0.30	0.29	0.55	0.59	0.95	0.98	1.22	1.73
Discontinued operations	0.03	0.03	0.03	0.04	0.03	0.02	0.04	0.03	0.05	0.07	0.08	0.10	0.12	0.13	0.14
Net income attributable to common stock	$ 0.25	$ 0.30	$ 0.43	$ 0.37	$ 0.25	$ 0.77	$ 0.43	$ 0.33	$ 0.34	$ 0.62	$ 0.67	$ 1.05	$ 1.10	$ 1.35	$ 1.87
Shares used in computing earnings per share:
Weighted average basic shares outstanding	215,473	220,451	219,492	219,612	219,033	217,287	214,866	214,314	213,453	219,345	213,833	219,395	214,178	219,668	214,929
Weighted average diluted shares outstanding	215,490	220,472	219,517	219,642	219,075	217,338	214,916	214,368	213,512	219,375	213,886	219,420	214,229	219,690	214,978